Lennar Homebuilding Investments In Unconsolidated Entities (Statements Of Operations) (Details) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Homebuilding West Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities		$ 4,680
Company's share of valuation adjustments related to assets of unconsolidated entities		4,587		$ 12,145
Lennar Homebuilding [Member]
Schedule of Equity Method Investments [Line Items]
Revenues		263,395	$ 570,910	353,902
Costs and expenses		291,993	425,282	418,905
Other income		0	14,602	10,515
Net earnings of unconsolidated entities		(28,598)	160,230	(54,488)
Equity in earnings (loss) from unconsolidated entities	[1],[2]	(355)	23,803	(26,672)
Homebuilding West [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities	[3]	(1,647)	22,039	(25,415)
Homebuilding West [Member] | Homebuilding West Joint Venture [Member]
Schedule of Equity Method Investments [Line Items]
Equity in earnings (loss) from unconsolidated entities			$ 19,769
Company's share of valuation adjustments related to assets of unconsolidated entities		$ 4,250		$ 12,145

[1]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of Lennar Homebuilding unconsolidated entities, which included $4.6 million of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by $4.7 million of equity in earnings as a result of third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, Lennar Homebuilding equity in loss from unconsolidated entities included $12.1 million of valuation adjustments primarily related to strategic asset sales at Lennar Homebuilding's unconsolidated entities.
[2]	Lennar Homebuilding equity in earnings (loss) from unconsolidated entities included $4.6 million and $12.1 million of the Company’s share of valuation adjustments related to assets of unconsolidated entities for the years ended November 30, 2014 and 2012, respectively.
[3]	For the year ended November 30, 2014, Lennar Homebuilding equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $4.3 million of the Company's share of valuation adjustments related to assets of Lennar Homebuilding's unconsolidated entities, partially offset by the Company's share of operating earnings of $4.7 million related to third-party land sales by one unconsolidated entity. For the year ended November 30, 2013, Lennar Homebuilding equity in earnings from unconsolidated entities included $19.8 million of equity in earnings primarily as a result of sales of homesites to third parties by one unconsolidated entity. For the year ended November 30, 2012, equity in loss from unconsolidated entities related primarily to the Company's share of operating losses of the Company's Lennar Homebuilding unconsolidated entities, which included $12.1 million of the Company's share of valuation adjustments primarily related to assets of Lennar Homebuilding unconsolidated entities.